Supplement to the Variable Annuity Prospectuses
                     -----------------------------------------------
                        American General Life Insurance Company

                            Variable Separate Account
                               ICAP II Variable Annuity
                       Vista Capital Advantage Variable Annuity

            The United States Life Insurance Company in the City of New York

                              FS Variable Separate Account
                                ICAP II Variable Annuity
                        Vista Capital Advantage Variable Annuity
                     -----------------------------------------------

Effective on or about November 8, 2021 ("Effective Date"), certain Underlying Funds available under the contract were reorganized, following shareholder approval (the "Reorganization"). Underlying Funds of Anchor Series Trust (the "Target Underlying Funds") were reorganized into the corresponding Underlying Funds of SunAmerica Series Trust (the "Acquiring Underlying Funds") as shown in the table below. Accordingly, on the Effective Date, all references in the Prospectus to "Anchor Series Trust" were removed.

                                      For ICAP II Variable Annuity:


---------------------------------------------------   ---------------------------------------------------
               Anchor Series Trust                                SunAmerica Series Trust
        Target Underlying Funds - Class 1                   Acquiring Underlying Funds - Class 1
                   Advisor                                                Advisor
           Subadvisor (if applicable)                           Subadvisor (if applicable)
---------------------------------------------------   ---------------------------------------------------
SA Wellington Strategic Multi-Asset Portfolio         SA Wellington Strategic Multi-Asset Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Wellington Management Company LLP                     Wellington Management Company LLP
---------------------------------------------------   --------------------------------------------------
SA Wellington Government and Quality Bond Portfolio   SA Wellington Government and Quality Bond Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Wellington Management Company LLP                     Wellington Management Company LLP
---------------------------------------------------   ---------------------------------------------------
SA Wellington Capital Appreciation Portfolio          SA Wellington Capital Appreciation Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Wellington Management Company LLP                     Wellington Management Company LLP
---------------------------------------------------   ---------------------------------------------------

                               For Vista Capital Advantage Variable Annuity:


---------------------------------------------------   ---------------------------------------------------
               Anchor Series Trust                                SunAmerica Series Trust
        Target Underlying Funds - Class 1                   Acquiring Underlying Funds - Class 1
                   Advisor                                                Advisor
           Subadvisor (if applicable)                           Subadvisor (if applicable)
---------------------------------------------------   ---------------------------------------------------
SA Wellington Government and Quality Bond Portfolio   SA Wellington Government and Quality Bond Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Wellington Management Company LLP                     Wellington Management Company LLP
---------------------------------------------------   ---------------------------------------------------

Additional information regarding the Underlying Funds, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.


Dated:  November 8, 2021

                   Please keep this Supplement with your Prospectus

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